Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 14,146	€ 5,698
Property, plant and equipment	66,605	48,075
Right-of-use assets	33,984	13,611
Other assets	6,322	6,061
Deferred tax assets	445
Total non-current assets	121,502	73,445
Current assets
Inventories	14,531	6,197
Trade receivables	1,014	15,690
Contract assets	808	1,463
Other financial assets	2,619	1,458
Prepaid expenses and other assets	48,289	1,683
Cash and cash equivalents	1,322,593	30,684
Total current assets	1,389,854	57,175
Total assets	1,511,356	130,620
Equity
Issued capital	21,655	11,603
Capital reserve	1,334,704	461,520
Accumulated deficit	(645,069)	(515,947)
Other comprehensive income	57	22
Total equity	711,347	(42,802)
Non-current liabilities
Convertible loans		65,018
Finance Liabilities	25,189
Lease liabilities	26,853	12,126
Contract liabilities	500,061	66,040
Deferred tax liabilities		1,623
Other liabilities	284	529
Total non-current liabilities	552,387	145,336
Current liabilities
Lease liabilities	3,234	2,004
Trade and other payables	21,685	6,475
Other liabilities	64,326	12,015
Income taxes payable	392	111
Contract liabilities	157,985	7,481
Total current liabilities	247,622	28,086
Total liabilities	800,009	173,422
Total equity and liabilities	€ 1,511,356	€ 130,620